Earnings Per Share - Details of Earnings Per Share (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [Abstract]
Net profit (loss) attributable to shareholders of Cellectis ($ in thousands)	$ (99,368)	$ (67,255)	$ (22,796)
Adjusted weighted average number of outstanding shares, used to calculate both basic and diluted net profit per share	35,690,636	35,274,890	34,149,908
Basic net profit (loss) per share ($ /share)	$ (2.78)	$ (1.91)	$ (0.67)
Diluted net profit (loss) per share ($ /share)	$ (2.78)	$ (1.91)	$ (0.67)